Property, Plant, and Equipment (Details ARO) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Asset Retirement Obligations
Asset Retirement Obligations, Noncurrent		$ 946		$ 801
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance		862		915
Liabilities incurred		33		24
Liabilities settled		(16)		(8)
Accretion expense		141	[1]	69
Revisions (1)	[2]	(22)		(138)
Ending balance		998		$ 862
Asset Retirement Obligation Costs [Member]
Unusual or Infrequent Item [Line Items]
Transco's annual funding commitment for ARO		$ 36

[1]	(1)The increase in accretion expense for 2017 includes an adjustment associated with obligations identified from certain Transco land agreements.
[2]	(2)Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, market risk premiums, discount rates, and the estimated remaining useful life of the assets. The 2017 revisions reflect changes in removal cost estimates and decreases in the estimated remaining useful life of certain assets and discount rates used in the annual review process. The 2016 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, and decreases in the inflation rate and discount rates used in the annual review process.